Financial Assets at Fair Value Through Other Comprehensive Income-Securities - Summary of Fair Value and Corresponding Gross Carrying Amount of Financial Assets at Fair Value Through Other Comprehensive Income-Securities Assets (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	R$ 74,700	R$ 48,663
Fair value adjustments (in stockholders' equity)	2,046	745
Expected loss	(86)	(85)
Fair value	76,660	49,323
Brazilian government securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	48,718	27,064
Fair value adjustments (in stockholders' equity)	2,014	775
Fair value	50,732	27,839
Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	20,638	18,844
Fair value adjustments (in stockholders' equity)	(64)	(70)
Expected loss	(3)	(2)
Fair value	20,571	18,772
Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	5,308	2,719
Fair value adjustments (in stockholders' equity)	96	40
Expected loss	(47)	(47)
Fair value	5,357	2,712
Germany [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	23	22
Fair value	23	22
Colombia [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	3,851	5,491
Fair value adjustments (in stockholders' equity)	27	14
Fair value	3,878	5,505
Chile [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	11,119	7,647
Fair value adjustments (in stockholders' equity)	89	7
Expected loss		(1)
Fair value	11,208	7,653
United States [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	2,758	2,634
Fair value adjustments (in stockholders' equity)	(2)	(16)
Fair value	2,756	2,618
Italy [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	328
Fair value adjustments (in stockholders' equity)	1
Fair value	329
France [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount		891
Fair value		891
Paraguay [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1,957	1,601
Fair value adjustments (in stockholders' equity)	(174)	(71)
Expected loss	(3)	(1)
Fair value	1,780	1,529
Uruguay [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	602	557
Fair value adjustments (in stockholders' equity)	(5)	(4)
Fair value	597	553
Other foreign countries [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	3	1
Fair value	0	1
Other [member] | Brazilian government securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	36
Expected loss	(36)	(36)
Other [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount		36
Other [member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount		3
Expected loss	(3)	(3)
Bank deposit certificates [member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	2,371	1,053
Fair value	2,371	1,053
Debentures [member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	387	44
Fair value adjustments (in stockholders' equity)	(10)
Expected loss	(43)	(42)
Fair value	334	2
Eurobonds and others [member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	2,439	1,542
Fair value adjustments (in stockholders' equity)	39	(44)
Expected loss	(1)	(2)
Fair value	2,477	1,496
Negotiable shares [member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	83	77
Fair value adjustments (in stockholders' equity)	66	84
Fair value	149	R$ 161
Real Estate Receivables Certificates [Member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	25
Fair value adjustments (in stockholders' equity)	1
Fair value	R$ 26